INCOME TAXES - Summary of Income (Loss) Before Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (92,021)	$ (12,184)
Foreign	(24,596)	(21,368)
Total loss before income taxes	$ (116,617)	$ (33,552)